Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity File Number	000-54126
Entity Registrant Name	ALPHA NETWORK ALLIANCE VENTURES INC.
Entity Central Index Key	0001491829
Entity Tax Identification Number	45-1649826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11801 Pierce St.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Riverside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92505
City Area Code	(714)
Local Phone Number	515-0204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false